Average Annual Total Returns - Class K - BLACKROCK GLOBAL DIVIDEND PORTFOLIO	Sep. 28, 2020
MSCI All Country World Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	26.60%
5 Years	8.41%
10 Years	8.79%
Class K Shares
Average Annual Return:
1 Year	22.88%
5 Years	7.54%
10 Years	8.67%
Class K Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	20.72%
5 Years	6.26%
10 Years	7.67%
Class K Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	15.17%
5 Years	5.90%
10 Years	7.00%